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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09221
                                   -----------------------------------

            The Community Reinvestment Act Qualified Investment Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          1830 Main Street, Suite #204 Weston, FL             33326
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

               InCap Service Company, Willow Grove, PA 19090-1904
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 954-217-7999
                                                    ------------------

Date of fiscal year end: 05/31/2003
                         ----------------------

Date of reporting period: 05/31/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                 ANNUAL REPORT

                             LETTER TO SHAREHOLDERS

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund for the twelve-month period ended May 31, 2003.

     Management's Discussion of Fund Performance
     -------------------------------------------

     For the 12-month period ended May 31, 2003, the Fund delivered total returns of 12.11%.** For the same period, the Merrill Lynch U.S. Domestic Master Index had a return of 11.86% and The Community Reinvestment Act Qualified Investment Fund Composite Index had a return of 8.28%.

     Over the past 12 months, interest rates fell to generational lows, causing the fixed-income market to continue its three year trend of outperforming the equity market. The Fund outperformed its benchmarks primarily due to its composition, which included high credit quality securities and securities with yield spreads in excess of Treasuries. Further, we believe the call protection features associated with the multifamily mortgage-backed securities owned in the Fund also contributed to it outperforming its benchmarks during the period.

     We welcome the opportunity to continue to serve you.

     Sincerely,

     Neil Solomon                  Barbara VanScoy
     President & CEO               Principal & Portfolio Manager

** Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

(COMPARISON OF $250,000 INVESTMENT AT AUGUST 30, 1999)

                                        One year ending       August 30, 1999
Annual Total Return                       May 31, 2003     through May 31, 2003*
-------------------                       ------------     ---------------------
The Community Reinvestment Act
  Qualified Investment Fund                   12.11%                8.32%

Merrill Lynch U.S. Domestic Master Index      11.86%                9.49%

The Community Reinvestment Act Qualified
  Investment Fund Composite Index              8.28%                8.57%


--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                           5-31-2003
                                                           ---------
          CRA Qualified Investment Fund                     $337,485

          Merrill Lynch U.S. Domestic Master Index          $351,382

          CRA Fund Composite Index                          $340,439
--------------------------------------------------------------------------------

The above illustration compares a $250,000 investment made in the Portfolio and a broad based index, the Merrill Lynch Domestic Master Index (the "Domestic Master Index"), since 08/30/99 (inception date). The Domestic Master Index is Merrill Lynch's flagship indicator of the performance of the investment grade U.S. domestic bond market. The Domestic Master Index is comprised of outstanding debt of the U.S. Treasury, Note and Bond, U.S. Agency, Mortgage Pass-through and U.S. Investment Grade Corporate Bond markets. In general, the Advisor believes that the Domestic Master Index is a good proxy for use as a comparison to the Portfolio's performance. However, the Advisor believes that there are differences between the portfolio of investments of the Domestic Master Index and the Portfolio. To supplement the performance comparison, the Portfolio's Advisor compiled The Community Reinvestment Act Qualified Investment Fund Composite Index ("Composite Index") which more closely tracks the asset allocation of the Portfolio. The Composite Index is comprised of 70% in Mortgage Master Index, 20% in A-Rated (or better) U.S. Corporate Bonds and 10% in U.S. Treasury Bills Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

Past performance can not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

* Annualized

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------
AGENCY OBLIGATIONS -- 54.45%

FGLMC - SINGLE FAMILY -- 12.73%
   Pool #C38992, 6.50%, 12/01/29                   $  1,071,946    $  1,115,913
   Pool #C39027, 7.00%, 12/01/29                        106,752         112,036
   Pool #C41299, 7.50%, 08/01/30                        328,304         349,010
   Pool #C43597, 7.50%, 09/01/30                        145,497         154,673
   Pool #C50755, 6.50%, 03/01/31                        589,163         612,913
   Pool #C54246, 6.50%, 07/01/31                        460,820         479,396
   Pool #C61762, 6.00%, 12/01/31                        786,689         815,605
   Pool #C61764, 6.50%, 12/01/31                        569,556         592,515
   Pool #C63392, 6.50%, 01/01/32                        996,762       1,036,973
   Pool #C64625, 6.50%, 02/01/32                        907,745         944,365
   Pool #C65420, 6.50%, 03/01/32                        857,148         891,727
   Pool #C66762, 6.50%, 05/01/32                        754,510         784,948
   Pool #C66763, 6.50%, 05/01/32                      1,270,200       1,321,443
   Pool #C66830, 6.50%, 05/01/32                        974,005       1,013,298
   Pool #C68518, 6.50%, 06/01/32                        917,185         954,187
   Pool #C70994, 6.00%, 09/01/32                      1,662,488       1,723,593
   Pool #C72004, 6.00%, 09/01/32                      1,408,923       1,460,708
   Pool #C72446, 6.50%, 08/01/32                      1,365,001       1,420,068
   Pool #C72447, 5.50%, 10/01/32                      1,269,987       1,316,601
   Pool #C72676, 5.50%, 10/01/32                      1,576,377       1,634,238
   Pool #C72677, 5.50%, 11/01/32                      1,432,988       1,485,586
   Pool #C74224, 6.00%, 11/01/32                      1,181,932       1,225,374
   Pool #C74225, 5.50%, 11/01/32                      1,062,923       1,101,937
   Pool #C74648, 6.00%, 11/01/32                      1,262,697       1,309,107
   Pool #C74651, 6.00%, 11/01/32                        227,566         235,930
   Pool #C75088, 5.50%, 12/01/32                      1,203,990       1,248,183
   Pool #C75089, 6.00%, 12/01/32                      1,099,728       1,140,149
   Pool #C79010, 5.50%, 04/01/33                      2,126,070       2,204,171
   Pool #C79063, 5.50%, 04/01/33                      1,084,095       1,123,919
   Pool #C58863, 6.50%, 09/01/31                        402,610         419,016
   Pool #C59148, 6.50%, 10/01/31                        522,455         543,516
   Pool #C76059, 6.00%, 01/01/33                      1,194,153       1,238,044
   Pool #C76060, 5.50%, 01/01/33                      1,557,979       1,615,211
   Pool #C77015, 5.50%, 02/01/33                      2,168,859       2,248,532
   Pool #C77393, 6.00%, 02/01/33                      1,034,171       1,072,150
   Pool #TBA, 5.50%, 06/01/33                         2,205,665       2,287,687
                                                                   ------------
      TOTAL FGLMC - SINGLE FAMILY                                    39,232,722
                                                                   ------------

FHA PROJECT LOAN -- 4.29%
   Loan # 034-35271, 6.95%, 11/01/25 +                  446,873         497,012
   Loan # 034-35272, 6.95%, 11/01/25 +                  442,901         492,594
   Loan # 031-43178, 8.40%, 05/01/30 +                4,842,895       5,230,327

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------
FHA PROJECT LOAN -- 4.29% (CONTINUED)
   Loan # 071-35591, 7.34%, 09/01/30 +             $  1,218,830    $  1,343,272
   Loan # 114-35008, 8.36%, 03/01/10 +                1,145,574       1,151,416
   REILLY 130 FHA PRJ, 7.43%, 08/15/21 +              2,561,828       2,561,828
   WM 2002-1, 7.43%, 08/01/19 +                       1,933,149       1,933,149
                                                                   ------------
      TOTAL FHA PROJECT LOAN                                         13,209,598
                                                                   ------------

FNMA- MULTI FAMILY -- 14.57%
   Pool #375549, 6.60%, 12/01/07                      4,807,735       5,488,563
   Pool #380240, 6.59%, 05/01/16 +                    1,078,531       1,237,830
   Pool #380307, 6.53%, 06/01/16 +                      242,406         275,397
   Pool #383145, 6.85%, 02/01/19 +                    1,957,872       2,341,186
   Pool #383446, 6.39%, 04/01/19 +                    1,081,178       1,253,322
   Pool #383486, 6.33%, 04/01/19 +                      635,928         733,701
   Pool #383604, 6.645%, 05/01/16 +                     682,171         794,865
   Pool #383783, 6.38%, 05/01/11                      1,225,507       1,450,287
   Pool #384201, 6.58%, 11/01/26 +                      832,752         972,738
   Pool #384215, 6.20%, 09/01/16 +                    1,173,642       1,324,572
   Pool #384990, 6.57%, 04/01/20 +                      198,190         236,639
   Pool #385051, 6.89%, 05/01/20 +                    2,384,629       2,836,993
   Pool #385052, 6.89%, 05/01/20 +                      761,623         906,102
   Pool #385231, 6.33%, 06/01/20 +                      626,648         735,246
   Pool #385327, 6.16%, 08/01/17 +                      496,368         562,782
   Pool #385770, 5.00%, 01/01/13                      1,988,009       2,159,284
   Pool #385783, 5.50%, 01/01/21 +                    4,618,770       4,930,537
   Pool #385986, 5.06%, 03/01/21 +                    1,514,007       1,568,662
   Pool #385993, 5.23%, 04/01/21 +                    4,995,098       5,296,303
   Pool #386010, 5.11%, 01/01/19 +                      624,432         644,226
   Pool #386084, 4.56%, 01/01/12 +                      649,050         664,432
   Pool #386106, 5.10%, 10/01/18 +                      270,000         278,208
   Pool #386201, 5.25%, 06/01/33 +                    1,798,369       1,912,745
   Pool #73875, 7.13%, 01/01/22                         940,919       1,093,970
   Pool #TBA, 4.60%, 07/25/33 +                       5,000,000       5,188,500
                                                                   ------------
      TOTAL FNMA- MULTI FAMILY                                       44,887,090
                                                                   ------------

FNMA- SINGLE FAMILY -- 3.51%
   Pool #259165, 7.00%, 02/01/31                        114,488         120,605
   Pool #537727, 8.00%, 04/01/30                         33,531          36,271
   Pool #548812, 8.00%, 08/01/30                        191,500         207,149
   Pool #548870, 7.50%, 09/01/30                        143,372         152,420
   Pool #552795, 7.50%, 06/01/30                        268,190         285,260
   Pool #601826, 6.50%, 09/01/31                        550,887         574,139
   Pool #607240, 6.50%, 10/01/31                        470,850         490,724
   Pool #614014, 6.00%, 11/01/31                      1,274,153       1,324,102
   Pool #614022, 6.00%, 11/01/31                        709,998         737,831
   Pool #624093, 6.00%, 02/01/32                      1,271,811       1,321,668
   Pool #624108, 6.00%, 03/01/32                        744,870         774,041

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------
FNMA- SINGLE FAMILY -- 3.51% (CONTINUED)
   Pool #624109, 6.50%, 03/01/32                   $  1,445,290    $  1,506,267
   Pool #632775, 5.37%, 01/01/32                        664,669         688,910
   Pool #641885, 6.50%, 03/01/32                        838,198         873,562
   Pool #670266, 5.00%, 01/01/18                        863,565         896,307
   Pool #677877, 5.50%, 11/01/32                        565,144         586,904
   Pool #696281, 5.50%, 02/01/33                        231,475         240,388
                                                                   ------------
      TOTAL FNMA- SINGLE FAMILY                                      10,816,548
                                                                   ------------

GNMA- MULTI FAMILY -- 18.76%
   Pool #465598, 7.745%, 10/15/35                       275,812         325,021
   Pool #492249, 8.50%, 12/15/27                      1,035,102       1,229,654
   Pool #514702, 8.25%, 12/15/32                      1,550,213       1,846,203
   Pool #536576, 6.75%, 09/15/36                      1,630,329       1,886,262
   Pool #543839, 7.00%, 10/15/31                        742,111         869,143
   Pool #547863, 7.50%, 05/15/33                        523,533         620,562
   Pool #559221, 7.00%, 01/15/32                        496,344         581,468
   Pool #565424, 7.00%, 07/15/20                        515,866         594,951
   Pool #569132, 7.07%, 01/15/35                        661,627         776,392
   Pool #571999, 7.25%, 11/15/28                        614,110         725,510
   Pool #572002, 7.25%, 01/15/25                      1,702,536       2,002,520
   Pool #572704, 6.35%, 01/15/32                      2,324,208       2,642,135
   Pool #576413, 6.90%, 04/15/32                        423,059         492,565
   Pool #579859, 5.10%, 04/15/23                      4,517,844       4,765,571
   Pool #582048, 6.50%, 01/15/32                        939,971         985,498
   Pool #583872, 7.00%, 05/15/32                        852,072         998,029
   Pool #583901, 7.25%, 07/15/30                        411,812         486,724
   Pool #583902, 7.25%, 07/15/30                        469,211         554,566
   Pool #586110, 7.125%, 07/15/32                       248,138         291,483
   Pool #586120, 7.00%, 09/15/32                        799,220         935,641
   Pool #586122, 6.375%, 09/15/30                       561,450         636,028
   Pool #589621, 6.71%, 06/15/32                        716,975         824,593
   Pool #591449, 7.25%, 07/15/32                      1,894,527       2,242,587
   Pool #591450, 7.50%, 07/15/32                        950,939       1,128,074
   Pool #591458, 7.00%, 07/15/31                        767,707         898,390
   Pool #592443, 5.71%, 12/15/32                      4,609,530       5,012,823
   Pool #592451, 6.64%, 03/01/44 +                   11,648,300      13,266,249
   Pool #593502, 6.00%, 02/15/28 +                    1,483,998       1,660,891
   Pool #593511, 5.50%, 03/15/33                        657,784         720,198
   Pool #593518, 5.45%, 04/15/33                        249,749         272,298
   Pool #597683, 5.60%, 05/15/33 +                    2,647,600       2,896,739
   Pool #607550, 5.75%, 02/15/33 +                    1,196,398       1,322,259
   Pool #TBA, 6.125%, 04/15/33 +                        795,000         902,007
   Pool #TBA, 6.76%, 04/15/33 +                         740,000         868,242
   Pool #TBA, 4.90%, 06/15/33 +                       1,042,700       1,067,725
   Pool #TBA, 5.60%, 06/15/33 +                         430,300         472,426
                                                                   ------------
      TOTAL GNMA- MULTI FAMILY                                       57,801,427
                                                                   ------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------
GNMA II - SINGLE FAMILY -- 0.59%
   II Pool #530133, 7.50%, 05/20/30                $    163,790    $    173,194
   II Pool #530199, 7.00%, 03/20/31                     575,794         604,374
   II Pool #539778, 6.50%, 04/20/31                     554,613         578,330
   II Pool #547302, 7.50%, 02/20/31                     226,186         239,052
   II Pool #520369, 7.50%, 12/15/29                     218,651         232,615
                                                                   ------------
      TOTAL GNMA II - SINGLE FAMILY                                   1,827,565
                                                                   ------------

TOTAL AGENCY OBLIGATIONS (COST $158,391,869)                        167,774,950
                                                                   ------------

MUNICIPAL BONDS -- 46.26%
ALABAMA -- 0.04%
   Alabama Incentives, 7.60%, 10/01/12                  110,000         133,296
                                                                   ------------

ARKANSAS -- 0.33%
   Arkansas Development Finance Authority,
     5.75%, 10/01/21                                    980,000       1,017,240
                                                                   ------------
CALIFORNIA -- 5.93%
   California Statewide Communities Development
     Authority, 4.50%, 01/01/06                         260,000         272,620
   El Cajon Redevelopment Agency, 7.60%, 10/01/20       525,000         612,302
   San Diego Redevelopment Agency, 6.25%, 09/01/13    1,240,000       1,455,376
   Los Angeles, California Community, VRN, 10/01/19   3,000,000       3,000,000
   Orange County California, VRN, 08/15/31            2,000,000       2,000,000
   California Home Mortgage, 5.25%, 12/01/24          8,000,000       8,425,840
   San Diego Family Housing, VRN, 07/01/35,
     144A Restricted Security                         2,500,000       2,500,000
                                                                   ------------
      TOTAL CALIFORNIA                                               18,266,138
                                                                   ------------

COLORADO -- 0.20%
   Denver Urban Renewal Authority, VRN, 12/01/15        600,000         600,000
                                                                   ------------

CONNECTICUT -- 0.92%
   Connecticut State Housing Finance Authority,
     5.85%, 11/15/22                                  2,570,000       2,732,809
   Connecticut State Health, 6.125%, 07/01/18           100,000         100,189
                                                                   ------------
      TOTAL CONNECTICUT                                               2,832,998
                                                                   ------------

FLORIDA -- 2.18%
   Broward County Housing Finance Authority,
     5.00%, 11/01/08                                    595,000         645,016
   Broward County Housing Finance Authority,
     VRN, 06/15/37                                      400,000         400,000
   Florida Housing Finance Corp., 6.85%, 04/01/21       355,000         355,000
   Miami Beach, 7.00%, 12/01/22                       1,500,000       1,642,620
   Miami-Dade County Housing Finance Authority,
     7.15%, 01/01/19                                    605,000         676,880
   Palm Beach County, VRN, 06/15/37                     875,000         875,000
   Palm Beach County Housing Finance Authority
     Housing Revenue, 6.05%, 01/01/22                 2,000,000       2,122,000
                                                                   ------------
      TOTAL FLORIDA                                                   6,716,516
                                                                   ------------

GEORGIA -- 0.11%
   City of Atlanta, 6.93%, 08/01/08                     325,000         326,999
                                                                   ------------

ILLINOIS -- 0.05%
   Illinois Housing Development Authority,
     7.19%, 09/01/06 +                                  145,000         153,700
                                                                   ------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------
INDIANA -- 2.28%
   Indiana Housing Finance Authority,
     7.34%, 07/01/30                               $  6,195,000    $  7,009,580
                                                                   ------------

IOWA -- 0.30%
   Iowa Finance Authority, 6.55%, 12/01/15              830,000         924,197
                                                                   ------------

KENTUCKY -- 0.42%
   Boone County, 6.95%, 12/20/16 +                    1,145,000       1,308,827
                                                                   ------------

LOUISIANA -- 0.29%
   Louisiana Housing Finance Agency,
     5.04%, 06/01/33                                    815,000         901,056
                                                                   ------------

MASSACHUSETTS -- 0.66%
   Massachusetts Development Finance Agency,
     4.85%, 09/01/13                                     25,000          27,161
   Massachusetts State Housing Development
     Finance Agency, 1.65%, 06/01/04                  2,000,000       2,006,680
                                                                   ------------
      TOTAL MASSACHUSETTS                                             2,033,841
                                                                   ------------

MISSOURI -- 0.83%
   Missouri Housing Development Commission,
     4.00%, 09/01/23                                  2,250,000       2,384,055
   Missouri Housing Development Commission,
     6.67%, 03/01/29                                    165,000         175,631
                                                                   ------------
      TOTAL MISSOURI                                                  2,559,686
                                                                   ------------

NEVADA -- 1.64%
   Nevada Housing Division, VRN, 10/15/32               500,000         500,000
   Nevada Housing Division, 3.83%, 10/01/13           2,400,000       2,513,088
   Nevada Housing Division, 5.11%, 04/01/17           1,935,000       2,027,783
                                                                   ------------
      TOTAL NEVADA                                                    5,040,871
                                                                   ------------

NEW JERSEY -- 5.38%
   New Jersey State Housing & Mortgage Finance
     Agency, VRN, 05/01/35                           15,000,000      15,000,000
   New Jersey State Housing & Mortgage Finance
     Agency, 1.75%, 11/01/05                            210,000         211,535
   New Jersey State Housing & Mortgage
     Finance Agency, 8.07%, 05/01/16                  1,260,000       1,363,118
                                                                   ------------
      TOTAL NEW JERSEY                                               16,574,653
                                                                   ------------

NEW MEXICO -- 1.84%
   New Mexico Housing Authority, 7.58%, 09/01/27      5,250,000       5,664,540
                                                                   ------------

NEW YORK -- 1.62%
   New York State Housing, VRN, 05/15/36              1,000,000       1,000,000
   Westchester County, VRN, 08/01/33                  4,000,000       4,000,000
                                                                   ------------
      TOTAL NEW YORK                                                  5,000,000
                                                                   ------------

PENNSYLVANIA -- 2.47%
   Allegheny County Residential Finance
     Authority, 5.75%, 10/20/08                         720,000         789,509
   Philadelphia Redevelopment Authority,
     4.60%, 04/15/05                                  2,000,000       2,099,900
   Philadelphia Redevelopment Authority,
     5.30%, 04/15/07                                  2,675,000       2,919,227
   Quakertown General Authority, 6.05%, 07/20/17        890,000         996,471
   York County Industrial Development Authority,
     6.70%, 10/01/12                                    700,000         794,367
                                                                   ------------
      TOTAL PENNSYLVANIA                                              7,599,474
                                                                   ------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------
PORTLAND -- 0.19%
   Portland Oregon Multiple Family,
     VRN, 12/15/24                                 $    600,000    $    600,000
                                                                   ------------

SOUTH DAKOTA -- 0.97%
   South Dakota Housing Development,
     VRN, 05/01/32                                    3,000,000       3,000,000
                                                                   ------------

TEXAS -- 4.30%
   Abilene Health Services, VRN, 09/22/25             1,000,000       1,000,000
   Bexar County Housing Finance Corp.,
     4.75%, 12/01/07                                    550,000         572,077
   Bexar County Housing Finance Corp.,
     5.625%, 01/01/07                                   265,000         285,424
   Bexar County Housing Finance Corp.,
     5.00%, 12/01/05                                    390,000         408,880
   Bexar County Housing Finance Corp.,
     5.50%, 02/20/09                                    365,000         376,899
   Nueces County Housing Finance Corp.,
     8.25%, 07/01/05                                    225,000         245,257
   Tarrant County Housing Finance Corp.,
     4.50%, 12/01/05                                    330,000         349,292
   Texas Department of Housing & Community
     Affairs, 7.01%, 09/01/26                         8,500,000       9,393,265
   Travis County Housing Finance Corp.,
     3.75%, 06/01/05                                    585,000         604,311
                                                                   ------------
      TOTAL TEXAS                                                    13,235,405
                                                                   ------------

UTAH -- 1.87%
   Utah Housing Corp., 4.87%, 07/20/14                  200,000         218,884
   Utah Housing Corp., 6.10%, 07/20/28                4,250,000       4,586,600
   Utah Housing Corp., 6.21%, 07/20/18                  850,000         952,068
                                                                   ------------
      TOTAL UTAH                                                      5,757,552
                                                                   ------------

VIRGINIA -- 9.50%
   Virginia Housing Development Authority
     Commonwealth Mortgage, 4.54%, 01/01/10             510,000         529,354
   Virginia Housing Development Authority
     Commonwealth Mortgage, 4.54%, 07/01/10             600,000         624,282
   Virginia Housing Development Authority
     Commonwealth Mortgage, 4.59%, 07/01/11           1,100,000       1,135,937
   Virginia Housing Development Authority
     Commonwealth Mortgage, 6.70%, 03/01/09             355,000         377,844
   Virginia Housing Development Authority
     Commonwealth Mortgage, 7.00%, 01/01/22             750,000         860,857
   Virginia Housing Development Authority
     Commonwealth Mortgage, 5.00%, 12/25/32 +        10,410,729      10,664,751
   Virginia Housing Development Authority,
     6.50%, 06/25/32 +                               14,479,443      15,086,131
                                                                   ------------
      TOTAL VIRGINIA                                                 29,279,156
                                                                   ------------

WASHINGTON -- 1.94%
   Washington State Housing Finance Commission,
     6.70%, 07/15/18                                  1,755,000       1,958,352
   Washington State, 6.64%, 01/01/07                  3,545,000       4,019,144
                                                                   ------------
      TOTAL WASHINGTON                                                5,977,496
                                                                   ------------

TOTAL MUNICIPAL BONDS (COST $136,966,192)                           142,513,221
                                                                   ------------

MISCELLANEOUS INVESTMENTS -- 4.59%
   Asset Management Fund Adjustable
     Rate Mortgage Fund                                 103,037       1,025,217
   Asset Management Fund Ultra Short Fund               102,106       1,017,997
   Evergreen Money Market Trust
     Institutional Shares                            11,993,355      11,993,355
   Self Help Credit Union, 2.34%, 07/05/03              100,000         100,000
                                                                   ------------
      TOTAL MISCELLANEOUS INVESTMENTS (COST $14,135,565)             14,136,569
                                                                   ------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                             MAY 31, 2003
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                   ------------    ------------

TOTAL INVESTMENTS (COST $309,493,626) -- 105.30%                   $324,424,740

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (5.30)%               (16,332,596)
                                                                   ------------

NET ASSETS -- 100%                                                 $308,092,144
                                                                   ============

+ Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at May 31, 2003 is $96,265,709 which represents 31.25 % of total net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT STATEMENT
OF ASSETS AND LIABILITIES                                           MAY 31, 2003
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost $309,493,626)            $324,424,740
   Receivables:
      Interest and dividends                                           2,288,066
      Fund shares sold                                                 2,000,000
      Principal paydowns on securities                                    22,439
   Cash                                                                   54,596
   Prepaid expenses                                                        7,754
                                                                    ------------
         Total assets                                                328,797,595
                                                                    ------------

LIABILITIES:
   Payables:
      Investment securities purchased                                 19,892,984
      Accrued distribution fees                                           78,275
      Distributions payable                                              503,578
      Accrued expenses                                                   166,615
      Advisory fees due to Advisor                                        63,999
                                                                    ------------
         Total liabilities                                            20,705,451
                                                                    ------------

NET ASSETS                                                          $308,092,144
                                                                    ============

NET ASSETS CONSIST OF:

   Paid-in capital                                                  $290,642,135
   Undistributed net investment income                                       183
   Undistributed realized gain on investments                          2,518,712
   Net unrealized appreciation on investments                         14,931,114
                                                                    ------------

Net Assets (unlimited shares of no par value
   authorized; 27,666,989 shares outstanding)                       $308,092,144
                                                                    ============

Net Asset Value and offering price per share                        $      11.14
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED                                                  MAY 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $ 12,693,400
   Dividends                                                            287,460
   Miscellaneous income                                                  38,403
                                                                   ------------
      Total investment income                                        13,019,263
                                                                   ------------

EXPENSES:
   Investment advisory fees                                           1,182,344
   Distribution fees                                                    591,172
   Professional fees                                                    274,750
   Accounting and administration fees                                   165,761
   Trustee fees                                                          64,537
   Other                                                                 58,809
   Insurance expense                                                     44,001
   Custodian fees                                                        40,327
   Printing expense                                                       5,001
                                                                   ------------
   Total expenses before fee waivers                                  2,426,702
      Fees waived by Advisor                                            (58,500)
                                                                   ------------
      Total net expenses                                              2,368,202

   Net investment income                                             10,651,061
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                   2,759,264
   Net change in unrealized appreciation on investments              13,141,852
                                                                   ------------
                                                                     15,901,116
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 26,552,177
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE YEAR       FOR THE YEAR
                                                                     ENDED              ENDED
                                                                 MAY 31, 2003       MAY 31, 2002
                                                                --------------     --------------
INCREASE IN NET ASSETS
Operations:
   Net investment income                                        $   10,651,061     $    4,143,045
   Net realized gain on investments                                  2,759,264             48,306
   Net change in unrealized appreciation on investments             13,141,852          1,494,074
                                                                --------------     --------------
Net increase in net assets resulting from operations                26,552,177          5,685,425
                                                                --------------     --------------

Distributions to shareholders from:
   Net investment income                                           (10,650,878)        (4,143,045)
   Realized capital gains
      Short-term gains                                                 (98,374)          (193,409)
      Long-term gains                                                       --            (71,789)
                                                                --------------     --------------
         Total distributions                                       (10,749,252)        (4,408,243)

Increase in net assets from Fund share transactions (Note 2)       121,095,986        125,799,682
                                                                --------------     --------------

Increase in net assets                                             136,898,911        127,076,864

NET ASSETS:
   Beginning of year                                               171,193,233         44,116,369
                                                                --------------     --------------
   End of year                                                  $  308,092,144     $  171,193,233
                                                                ==============     ==============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                            FOR THE YEAR    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                                                ENDED           ENDED           ENDED           ENDED
                                                            MAY 31, 2003    MAY 31, 2002    MAY 31, 2001    MAY 31, 2000*
                                                             ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    10.39      $    10.24      $     9.77      $    10.00
                                                             ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
   Net investment income                                           0.48            0.53            0.58            0.36
   Net realized and unrealized gain (loss) on investments          0.75            0.19            0.47           (0.23)
                                                             ----------      ----------      ----------      ----------
      Total from investment operations                             1.23            0.72            1.05            0.13
                                                             ----------      ----------      ----------      ----------

   Distributions from:
   Net investment income                                          (0.48)          (0.53)          (0.58)          (0.36)
   Net realized gains                                                --           (0.04)             --              --
                                                             ----------      ----------      ----------      ----------
      Total distributions                                         (0.48)          (0.57)          (0.58)          (0.36)
                                                             ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                               $    11.14      $    10.39      $    10.24      $     9.77
                                                             ==========      ==========      ==========      ==========

TOTAL RETURN                                                      12.11%           7.12%          10.96%           1.30%

RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (in 000's)                      $  308,092      $  171,193      $   44,116      $    9,709
   Ratio of expenses to average net assets:
      Before advisory fee waiver                                   1.02%           1.25%           2.34%           8.02% 1
      After advisory fee waiver                                    1.00%           1.00%           1.00%           1.00% 1
   Ratio of net investment income to average net assets:
      Before advisory fee waiver                                   4.48%           5.04%           4.84%           2.39% 1
      After advisory fee waiver                                    4.50%           5.29%           6.18%           6.33% 1
   Portfolio turnover rate                                        70.60%         104.65%          59.32%          98.58%

* The investment portfolio commenced operations on August 30, 1999.
1 Annualized

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc., (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. Management believes all investments are liquid.

MORTGAGE BACKED TO-BE-ANNOUNCED SECURITIES. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At May 31, 2003, the Fund had no repurchase agreements outstanding.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered nondiversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the year ended May 31, 2003 were as follows:

                                              SHARES            AMOUNT

          Shares sold ................       13,062,442     $ 141,550,261
          Shares reinvested ..........          495,926         5,376,933
          Redeemed ...................       (2,362,283)      (25,831,208)
                                          -------------     -------------
          Net Increase ...............       11,196,085     $ 121,095,986
                                          =============     =============

Transactions in shares of the Fund for the year ended May 31, 2002 were as follows:

                                              SHARES            AMOUNT

          Shares sold ...............        12,238,211     $ 126,673,958
          Shares reinvested .........           168,424         1,749,705
          Redeemed ..................          (243,155)       (2,623,981)
                                          -------------     -------------
          Net Increase ..............        12,163,480     $ 125,799,682
                                          =============     =============

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2003
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the year ended May 31, 2003, were as follows:

          Purchases:
               U.S. Government ......................     $         --
               Other ................................      314,632,003
          Sales:
               U.S. Government ......................               --
               Other ................................      175,307,162

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2003, gross unrealized appreciation (depreciation) of investments for tax purposes were as follows:

          Appreciation ..............................    $ 15,038,813
          Depreciation ..............................        (107,699)
                                                         ------------
          Net appreciation on investments ...........    $ 14,931,114
                                                         ============

NOTE 4 - ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the year ended May 31, 2003, the Advisor received advisory fees of $1,182,344.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the year ended May 31, 2003, the Fund incurred distribution expenses of $591,172.

For the year ended May 31, 2003, the Advisor contractually agreed to reimburse the Fund to the extent total annualized expenses will be no more than 1.00% of the Fund's average daily net assets. For the year ended May 31, 2003, the Fund incurred $58,500 of expenses (other than advisory) reimbursable by the Advisor.

The President and Treasurer of the Fund is affiliated with the Advisor.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2003
--------------------------------------------------------------------------------

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year or period indicated were as follows:

                                     Fiscal Year Ended    Fiscal Year Ended
                                        May 31, 2003         May 31, 2002
                                        ------------         ------------
Distributions paid from:
   Ordinary income                      $ 10,650,878         $  4,143,045
   Short-term Capital Gain                    98,374              193,409
   Long-term Capital Gain                         --               71,789
                                        ------------         ------------
Total Distributions                     $ 10,749,252         $  4,408,243
                                        ============         ============

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                                $        183
Undistributed capital gain/(loss), net                          2,518,712
Unrealized appreciation/(depreciation), net                    14,931,114
                                                             ------------
   Distributable Earnings, Net                               $ 17,450,009
                                                             ============

NOTE 6 - CHANGE OF AUDITORS (UNAUDITED)

On May 8, 2003, KPMG LLP ("KPMG") resigned as independent auditors to The Community Reinvestment Act Qualified Investment Fund. KPMG's reports on the Fund's financial statements for the fiscal years ended May 31, 2001 and May 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2001 and May 31, 2002 and the interim period commencing June 1, 2002 and ending May 8, 2003, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years.

On May 8, 2003, the Fund, by action of its Board of Trustees, upon the recommendation of the Audit Committee of the Board, approved the engagement of Grant Thornton as the independent auditors to audit the Fund's financial statements for the fiscal year ending May 31, 2003. During the Fund's fiscal years ended May 31, 2001 and May 31, 2002 and the interim period commencing June 1, 2002 and ending May 8, 2003, neither the Fund nor anyone on its behalf consulted Grant Thornton on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Accountants and Business Advisors                          GRANT THORNTON [LOGO]



                          INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the "Fund"), including the schedule of investments, as of May 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for the year then ended. The statement of changes in net assets for the year ended May 31, 2002 and the financial highlights for the years ended May 31, 2002, May 31, 2001 and for the period from August 30, 1999 (commencement of operations) through May 31, 2000, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated July 5, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, the results of its operations, changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

GRANT THORNTON LLP
New York, New York
June 18, 2003

60 Broad Street
New York, NY 10004
T 212.422.1000
F 212.422.0144
W www.GrantThornton.com

GRANTTHORNTON LLP
US MEMBER OF GRANT THORNTON INTERNATIONAL

                       TRUSTEES AND OFFICERS INFORMATION

     The business and affairs of The Community Reinvestment Act Qualified Investment Fund (the "Trust") are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling the Trust toll-free at 1-877-272-1977.

                                            Term of                                      Number of
                                           Office and                                  Portfolios in
                           Position(s)     Length of                                    Fund Complex
                            Held with         Time          Principal Occupation(s)       Overseen       Other Directorships
Name, Address and Age1      The Trust       Served2           During Past 5 Years       by Trustee3        Held by Trustee4
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
John E. Taylor5            Chairman of      6/1/99          President and Chief              1
Age 53                     the Board                        Executive Officer, National
                           and Trustee                      Community Reinvestment
                                                            Coalition, December 1993 to
                                                            present.

D. Keith Cobb              Trustee          6/1/99          Retired Private Investor; Vice   1           Director, BankAtlantic
Age 62                                                      Chairman and Chief                           Bancorp, Inc.;
                                                            Executive Officer, Alamo                     Director, Chateau
                                                            Rent A Car, Inc. (auto                       Communities, Inc.
                                                            rentals), 1995-1997.

Burton Emmer               Trustee          6/1/99          Assistant to Chief Executive     1
Age 65                                                      Officer, CHS Electronics,
                                                            Inc., October 1998 to
                                                            December 2000; Partner,
                                                            Grant Thornton LLP
                                                            (certified public accountants),
                                                            August 1979 to August 1998.

Heinz Riehl                Trustee          6/1/99          President, Riehl World           1
Age 67                                                      Training & Consulting, Inc.
                                                            (bank consulting), 1996 to
                                                            present; Faculty Member,
                                                            New York University, 1982
                                                            to present.

Irvin M. Henderson5        Trustee          6/26/00         President and Chief              1
Age 47                                                      Executive Officer, Henderson
                                                            & Company, 1993 to present.


                                            Term of                                      Number of
                                           Office and                                  Portfolios in
                           Position(s)     Length of                                    Fund Complex
                            Held with         Time          Principal Occupation(s)       Overseen       Other Directorships
Name, Address and Age1      The Trust       Served2           During Past 5 Years       by Trustee3        Held by Trustee4
-------------------------------------------------------------------------------------------------------------------------------
Robert Orrin Lehrman       Trustee          9/29/00         Self-employed attorney and       1
Age 68                                                      business consultant from
                                                            January 1997 to present.

OFFICERS
--------

Neil M. Solomon            President        6/1/99          President and Chief              N/A                 N/A
c/o CRAFund Advisors, Inc.    and                           Executive Officer, CRAFund
1830 Main Street           Treasurer                        Advisors, Inc. since April
Suite 204                                                   2003; Secretary and
Weston, FL 33326                                            Treasurer, CRAFund
Age 33                                                      Advisors, Inc. since
                                                            November 1998; Vice
                                                            President, CRAFund
                                                            Advisors, November 1998 to
                                                            April 2003; Vice President
                                                            and Chief Financial Officer,
                                                            SunCoast Capital Group, Ltd.
                                                            (broker-dealer) from July
                                                            1996 until December 2000.

Michael P. Malloy          Secretary        6/1/99          Partner, Drinker Biddle &        N/A                 N/A
Drinker Biddle & Reath LLP                                  Reath LLP (law firm) since
One Logan Square                                            1993.
18th and Cherry Sts.
Philadelphia, PA 19103
Age 44

______________
1 Each Trustee may be contacted by writing to the Trustee, c/o CRAFund Advisors, Inc., 1830 Main Street, Suite 204, Weston, Florida 33326.
2 Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
3  The Fund  Complex  consists of the Trust.  The Trust has one  portfolio,  the
   Fund.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 The Trust entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC"). John Taylor is president and chief executive officer, and Irvin M. Henderson is a member of the Board of Directors of NCRC.

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Neil Solomon, President and Treasurer
                          --------------------------------------------

Date  July 30, 2003
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil Solomon, President
                          --------------------------------------------

Date  July 30, 2003
     ----------------------

By (Signature and Title)* /s/ Neil Solomon, Treasurer
                          --------------------------------------------


Date  July 30, 2003
     ----------------------

* Print the name and title of each signing officer under his or her signature.